PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Domestic Pension and Postretirement Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets at year end	$ 33,127
United States Pension Plan of US Entity, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	52,418	$ 46,036
Interest cost on benefit obligation	1,928	1,951	$ 1,775
Amendments
Actuarial (gains)/losses	(2,271)	8,957
Benefits paid	(2,453)	(4,526)
Benefit obligation at year end	49,622	52,418	46,036
Change in plan assets:
Fair value of plan assets at beginning of year	35,705	36,023
Actual return on plan assets	(125)	1,014
Employer contributions		1,063
Benefits paid	(2,453)	(2,395)
Fair value of plan assets at year end	33,127	35,705	36,023
Unfunded status at December 31	(16,495)	(16,713)
Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	5,119	3,919
Cost of benefits earned (service cost)	137	89	118
Interest cost on benefit obligation	191	193	178
Actuarial (gains)/losses	(621)	1,043
Benefits paid	(203)	(125)
Benefit obligation at year end	4,623	5,119	3,919
Change in plan assets:
Fair value of plan assets at beginning of year
Actual return on plan assets
Employer contributions
Benefits paid
Fair value of plan assets at year end
Unfunded status at December 31	$ (4,623)	$ (5,119)